Accounts and transactions with related parties (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Current payables to related parties	$ 8,979,434	$ 6,936,910
Canal 13 SpA. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Canal 13 SpA. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 148,288	277,515
Hapag-Lloyd Chile SpA. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Hapag-Lloyd Chile SpA. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 24,910	32,646
Inversiones Diaguitas [Member] | Loan [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,460,328-1
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 188,669	0
DiWatts SA [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current payables to related parties	$ 161,612	0
Cerveceria Szot SpA. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,481,675-7
Country of incorporation	Chile
Description of nature of related party relationship	Associate of subsidiary
Current payables to related parties	$ 0	2,199
Origen Patagonico SpA [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current payables to related parties	$ 9	0
Cerveceria Kunstmann Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current payables to related parties	$ 480	8,704
Comercial Patagona Ltda. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Comercial Patagona Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current payables to related parties	$ 72,148	92,129
Servipag Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,972	4,218
Inversiones PFI Chile Ltda. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Inversiones PFI Chile Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Current payables to related parties	$ 380,253	751,805
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of products
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 258,133	1,160,168
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 919	0
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 0	417
Empresa Nacional de Energia Enex S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,898	44,239
Servicios Aeroportuarios Aerosan S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 911	1,711
Inversiones Enex S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 0	76
Empresas Carozzi S.A. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of products
Empresas Carozzi S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 654,756	736,974
Transbank S.A. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Transbank S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 273	5,868
SAAM Extraportuarios S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,798,520-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 807	17,201
Radiodifusion SpA. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 14,230	41,170
San Antonio Terminal Internacional S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,792	15,724
Cerveceria Austral S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 1,806,688	1,204,662
Cerveceria Austral S.A. [Member] | Royalty [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 76,420	109,091
Cerveceria Austral S.A. [Member] | Remittanse received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 0	7,869
Banco de Chile [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 22,230	1,244
Foods Compania de Alimentos CCU S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 0	46,708
Foods Compania de Alimentos CCU S.A. [Member] | Consignation sales [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 0	211,985
Foods Compania de Alimentos CCU S.A. [Member] | Remittanse received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 0	19,920
Ecor Ltda [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Services received
Ecor Ltda [Member] | Services received [Member] | BOB [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 30,565	11,879
Central Cervecera de Colombia S.A.S. [Member] | Services received [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 145,454	24,449
Nestle Waters Marketing and Distribution S.A.S [Member] | Purchase of products [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 11,893	12,256
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	License and technical assistance
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 59,740	120,726
Heineken Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 2,100,423	1,486,100
Heineken Brouwerijen B.V. [Member] | Services received [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 0	1,025
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Purchase of products
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,355,062	1,044,963
Heineken Brouwerijen B.V. [Member] | Royalty [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,554,066	12,879
Grafica Editorial InterSudamericana S.A. [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 122	0
Banco BASA SA. [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 0	18
Emprendimientos Hoteleros S.A.E.C.A [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 11,334	11,249
Watt's Alimentos S.A. [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related joint venture shareholder
Current payables to related parties	$ 112,891	106,531
Hoteles Contemporaneos SA [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 494	0
Societe des Produits Nestle S.A. [Member] | Royalty [Member] | CHF [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 160,245	$ 62,397